Receivables from financial services (Tables)	12 Months Ended
Dec. 31, 2025
Information
Schedule of receivables from financial services

	31 December	31 December
	2025	2024
Non-current receivables from financial services	283,932	480,570
Current receivables from financial services	8,814,916	9,348,782
	9,098,848	9,829,352